Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Component of Income Tax Expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2016, 2017 and 2018:

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	21,919	15,571	12,839
Deferred tax recovery	(7,118)	(11,296)	(28,004)

Income tax expenses/(benefit)	14,801	4,275	(15,165)

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the year ended December 31,
	2016	2017	2018
	%	%	%
PRC statutory tax rate	25.0	25.0	25.0
Effect of overseas tax-exempt entities	(59.4)	(15.5)	(15.9)
Effect of tax holidays	16.9	(3.1)	(3.0)
Effect of lower tax rate entities	(0.2)	(0.1)	(0.1)
Permanent book-tax differences	1.6	(0.5)	(0.2)
Changes in valuation allowance	(0.7)	(4.3)	(2.8)
Change of tax rate	(0.7)	(3.0)	0.0
Withholding tax	(0.2)	(0.3)	(0.1)
Effective tax rate	(17.7)	(1.8)	2.9

Schedule Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Deferred tax assets
Education expense	49	10	8

Advertising expense	—	179	423

Provision for bad debt	3,148	7,186	9,665

Accrued expense	253	159	367

Charitable donation	—	910	2,046

Capitalized R&D in PRC tax return	6,123	13,160	13,160

Intangible assets under PRC Law	1,218	1,364	3,905

Loss carry-forward	19,236	28,747	65,448

Total deferred tax assets	30,027	51,715	95,022

Less: Valuation allowance	22,909	33,323	48,663

Total deferred tax assets, net	7,118	18,392	46,359

Deferred tax liabilities	—	—	—

Intangible assets from acquisitions	—	249	212

Total deferred tax liabilities, net	—	249	212

Changes in Valuation Allowance

The changes in valuation allowance for the years ended December 31, 2016, 2017 and 2018 are as follows:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	22,301	22,909	33,323
Provision	608	10,414	15,340

Balance at end of the year	22,909	33,323	48,663